Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	SMA RELATIONSHIP TRUST
Central Index Key	0001225290
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Series G | Series G
Prospectus:
Trading Symbol	SRTGX
Series S | Series S
Prospectus:
Trading Symbol	SRTSX
Series M | Series M
Prospectus:
Trading Symbol	SRTMX
Series T | Series T
Prospectus:
Trading Symbol	SRTTX